Employee Future Benefits - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023 age	Dec. 31, 2023	Dec. 31, 2023 Rate	Mar. 31, 2023 CAD ($)
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	10 years 4 months 24 days
Minimum
Disclosure of defined benefit plans [line items]
Employer contribution (as percent)			500.00%
Maximum
Disclosure of defined benefit plans [line items]
Employer contribution (as percent)			1100.00%
Registered | Letter of credit
Disclosure of defined benefit plans [line items]
Letter of credit, posted					$ 88
Registered | Surety Bonds
Disclosure of defined benefit plans [line items]
Letter of credit, posted					$ 70
Other
Disclosure of defined benefit plans [line items]
Maximum age disabled and retired members eligible for benefits		65		65